UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919
______________________________________________

UBS Series Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – September 30, 2008 (unaudited)

Common stocks—76.30%

	Number of
Security description	shares	Value ($)

Air freight & couriers—2.22%
FedEx Corp.	5,300	418,912

Ryder System, Inc.	1,800	111,600

		530,512

Airlines—0.39%
Southwest Airlines Co.	6,500	94,315

Auto components—2.31%
BorgWarner, Inc.	7,100	232,667

Johnson Controls, Inc.	10,600	321,498

		554,165

Banks—5.82%
City National Corp.	2,000	108,600

Fifth Third Bancorp	20,800	247,520

SunTrust Banks, Inc.	5,600	251,944

The Bank of New York Mellon Corp.	5,800	188,964

Wells Fargo & Co.	15,900	596,727

		1,393,755

Beverages—0.73%
Constellation Brands, Inc., Class A*	8,100	173,826

Biotechnology—2.91%
Amgen, Inc.*	3,300	195,591

Genzyme Corp.*	6,200	501,518

		697,109

Building products—1.28%
Masco Corp.	17,100	306,774

Computers & peripherals—1.95%
Hewlett-Packard Co.	6,200	286,688

NetApp, Inc.*	9,900	180,477

		467,165

Diversified financials—5.65%
Citigroup, Inc.	27,100	555,821

Discover Financial Services	12,250	169,295

Goldman Sachs Group, Inc.	800	102,400

Morgan Stanley	12,600	289,800

Principal Financial Group, Inc.	5,400	234,846

		1,352,162

Diversified telecommunication services—2.33%
AT&T, Inc.	9,500	265,240

Sprint Nextel Corp.	48,088	293,337

		558,577

Electric utilities—2.61%
American Electric Power Co., Inc.	4,800	177,744

Exelon Corp.	5,800	363,196

Pepco Holdings, Inc.	3,700	84,767

		625,707

	Number of
Security description	shares	Value ($)

Energy equipment & services—3.27%
Baker Hughes, Inc.	6,200	375,348

Halliburton Co.	12,600	408,114

		783,462

Food & drug retailing—1.15%
Sysco Corp.	8,900	274,387

Gas utilities—1.15%
NiSource, Inc.	3,000	44,280

Sempra Energy	4,600	232,162

		276,442

Health care equipment & supplies—2.62%
Covidien Ltd.	3,700	198,912

Medtronic, Inc.	3,600	180,360

Millipore Corp.*	2,200	151,360

Zimmer Holdings, Inc.*	1,500	96,840

		627,472

Health care providers & services—1.24%
DaVita, Inc.*	1,900	108,319

Pharmaceutical Product Development, Inc. (PPD)	2,500	103,375

UnitedHealth Group, Inc.	3,400	86,326

		298,020

Hotels, restaurants & leisure—2.81%
Carnival Corp.	7,700	272,195

Royal Caribbean Cruises Ltd.	3,700	76,775

Starbucks Corp.*	12,100	179,927

Starwood Hotels & Resorts Worldwide, Inc.	5,100	143,514

		672,411

Household durables—0.84%
Fortune Brands, Inc.	3,500	200,760

Industrial conglomerates—2.67%
General Electric Co.	25,100	640,050

Insurance—2.73%
ACE Ltd.	2,500	135,325

AFLAC, Inc.	6,400	376,000

Hartford Financial Services Group, Inc.	3,500	143,465

		654,790

Machinery—3.35%
Illinois Tool Works, Inc.	9,000	400,050

PACCAR, Inc.	6,850	261,601

Pall Corp.	4,100	140,999

		802,650

Media—4.62%
Comcast Corp., Class A	24,700	484,861

Interpublic Group of Cos., Inc.*	25,000	193,750

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – September 30, 2008 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value ($)

Media—(concluded)
News Corp., Class A	17,400	208,626

Omnicom Group, Inc.	5,700	219,792

		1,107,029

Metals & mining—0.79%
Peabody Energy Corp.	4,200	189,000

Oil & gas—3.46%
Chevron Corp.	3,400	280,432

EOG Resources, Inc.	1,600	143,136

Marathon Oil Corp.	5,000	199,350

Sunoco, Inc.	2,500	88,950

Ultra Petroleum Corp.*	2,100	116,214

		828,082

Pharmaceuticals—6.88%
Allergan, Inc.	4,400	226,600

Cephalon, Inc.*	900	69,741

Johnson & Johnson	6,500	450,320

Medco Health Solutions, Inc.*	5,600	252,000

Schering-Plough Corp.	12,600	232,722

Wyeth	11,300	417,422

		1,648,805

Road & rail—1.16%
Burlington Northern Santa Fe Corp.	3,000	277,290

Semiconductor equipment & products—5.14%
Analog Devices, Inc.	11,600	305,660

Broadcom Corp., Class A*	5,800	108,054

Intel Corp.	32,100	601,233

Xilinx, Inc.	9,200	215,740

		1,230,687

Software—3.81%
Intuit, Inc.*	7,900	249,719

Microsoft Corp.	18,100	483,089

Symantec Corp.*	3,163	61,932

VMware, Inc., Class A*	4,400	117,216

		911,956

Textiles & apparel—0.41%
Coach, Inc.*	3,900	97,656

Total common stocks (cost—$20,747,924)		18,275,016

	Face
Security description	amount ($)	Value ($)

US government obligation—1.05%
US Treasury Bonds,
4.750%, due 02/15/37 (cost—$237,993)	235,000	251,377

Mortgage & agency debt securities—5.79%
Federal Home Loan Bank Certificates,
3.375%, due 10/20/10	100,000	100,058

Federal Home Loan Mortgage Corporation Certificates,**
4.500%, due 06/01/21	54,433	53,225

5.500%, due 04/01/38	47,867	47,651

5.500%, due 06/01/38	24,797	24,685

5.500%, due 07/01/38	49,831	49,606

5.500%, due 09/01/38	24,975	24,862

6.500%, due 02/01/38	79,090	81,186

Federal National Mortgage Association Certificates,**
3.500%, due 04/28/11	105,000	105,102

5.000%, due 11/01/35	19,653	19,181

5.000%, due 02/01/36	40,286	39,318

5.500%, due 10/01/17	77,828	79,227

5.500%, due 05/01/38	24,819	24,769

6.000%, due 07/01/21	51,044	52,057

6.000%, due 11/01/37	68,968	69,932

6.000%, due 04/01/38	72,937	73,949

6.000%, due 06/01/38	48,116	48,783

6.500%, due 12/01/37	167,328	171,757

Federal National Mortgage Association Certificates ARM,**
4.570%, due 09/01/35	100,966	101,447

FNMA REMIC,**
Series 2001-T4, Class A1,
7.500%, due 07/25/41	128,018	136,285

Government National Mortgage Association Certificates,
6.500%, due 04/15/31	82,292	84,644

Total mortgage & agency debt securities (cost—$1,386,169)		1,387,724

Commercial mortgage-backed securities—0.52%
GS Mortgage Securities Corp. II, Series 2006-RR2, Class A1,
5.814%, due 06/23/46[1,2]	149,747	95,089

Washington Mutual, Series 2002-AR17, Class 1A,
4.055%, due 11/25/42[1]	41,456	29,998

Total commercial mortgage-backed securities (cost—$188,541)		125,087

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – September 30, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Collateralized debt obligation—0.40%
G-Force CDO Ltd., Series 2006-1A, Class A3,
5.600%, due 09/27/46[3] (cost—$149,739)	150,000	94,500

Asset-backed securities—0.15%
Greenpoint Home Equity Loan Trust, Series 2004-3, Class A,
2.948%, due 03/15/35[1]	15,138	11,399

Home Equity Mortgage Trust,
Series 2006-3, Class A1, 5.472%, due 09/25/36[4]	10,792	2,806

Series 2006-6, Class 2A1, 3.359%, due 03/25/37[4]	15,406	3,103

Merrill Lynch First Franklin Mortgage Loan, Series 2007-A, Class A1,
4.359%, due 10/25/27[1]	14,567	13,524

Merrill Lynch Mortgage Investors Trust, Series 2006-SL1, Class A,
3.439%, due 09/25/36[1]	5,882	1,848

Nomura Asset Acceptance Corp., Series 2006-S4, Class A1,
3.377%, due 08/25/36[1]	14,354	4,239

Total asset-backed securities (cost—$73,372)		36,919

Corporate bonds—1.18%

Automobile OEM—0.33%
Ford Motor Credit Co.
5.800%, due 01/12/09	75,000	71,210

General Motors Acceptance Corp.
6.875%, due 09/15/11	15,000	6,693

		77,903

Brokerage—0.10%
Bear Stearns Co., Inc.
7.250%, due 02/01/18	25,000	24,060

Chemicals—0.10%
ICI Wilmington, Inc.
4.375%, due 12/01/08	25,000	24,955

Entertainment—0.12%
Time Warner, Inc.
6.875%, due 05/01/12	30,000	29,745

	Face
Security description	amount ($)	Value ($)

Corporate bonds—(concluded)

Finance-noncaptive diversified—0.11%
General Electric Capital Corp.
5.875%, due 01/14/38	35,000	25,804

Gas pipelines—0.13%
Kinder Morgan Energy Partners
5.800%, due 03/15/35	40,000	29,790

Pharmaceuticals—0.16%
Allergan, Inc.
5.750%, due 04/01/16	40,000	38,469

Real estate investment trust—0.13%
ProLogis
5.625%, due 11/15/15	35,000	30,600

Total corporate bonds (cost—$315,498)		281,326

	Number of
	shares

Investment companies5,*—12.01%
UBS High Yield Relationship Fund	74,005	1,484,419

UBS U.S. Small Cap Equity Relationship Fund	35,665	1,392,276

Total investment companies (cost—$2,807,664)		2,876,695

	Face
	amount ($)

Repurchase agreement—3.18%

Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $777,398 US Treasury Bills, zero coupon due 11/20/08; (value—$777,243); proceeds: $762,001

(cost—$762,000)	762,000	762,000

	Number of
	shares

Money market fund[6]—0.00%
UBS Private Money Market Fund LLC,[5]
3.011% (cost—$90)	90	90

Total investments (cost—$26,668,990)[7,8]—100.58%		24,090,734

Liabilities in excess of other assets—(0.58)%		(139,221)

Net assets—100.00%		23,951,513

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

1	Floating rate security. The interest rate shown is the current rate as of September 30, 2008.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.40% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	The security detailed in the table below, which represents 0.40% of net assets, is considered illiquid and restricted as of September 30, 2008:

Value at
			Acquisition cost		09/30/08 as
	Acquisition	Acquisition	as a percentage	Value at	a percentage
Illiquid and restricted security	date	cost ($)	of net assets (%)	09/30/08 ($)	of net assets (%)

G-Force CDO Ltd., Series 2006-1A, Class A3, 5.600%, 09/27/46	08/03/06	147,859	0.62	94,500	0.40

4	Step-up bond that converts to the noted fixed rate at a designated future date.

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – September 30, 2008 (unaudited)

5	The table below details the Portfolio’s transaction activity in affiliated issuers for the nine months ended September 30, 2008.

							Net income
		Purchases	Sales	Net realized	Net unrealized		earned from
		during the	during the	gains for the	loss for the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value at	ended	ended	ended	ended	Value at	ended
Security description	12/31/07 ($)	09/30/08 ($)	09/30/08 ($)	09/30/08 ($)	09/30/08 ($)	09/30/08 ($)	09/30/08 ($)

UBS High Yield Relationship Fund	1,820,470	1,677,038	1,877,038	99,409	(235,460)	1,484,419	-

UBS Private Money Market Fund LLC	2	90	2	-	-	90	-

UBS U.S. Small Cap Equity Relationship Fund	1,684,579	1,671,747	1,721,747	114,870	(357,173)	1,392,276	-

6	Rate shown reflects yield at September 30, 2008.

7	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2008 were $669,066 and $3,247,322, respectively, resulting in net unrealized depreciation of investments of $2,578,256.

8	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets:

Quoted prices in
	active markets for	Significant other
	identical assets	observable inputs	Unobservable
Description	(Level 1) ($)	(Level 2) ($)	inputs (Level 3) ($)	Total ($)

Assets

Securities	21,608,248	2,387,986	94,500	24,090,734

The following is a rollforward of the Portfolio’s assets that were using unobservable inputs for the period:

Securities ($)

Assets

Beginning balance	102,000

Accrued discounts/(premiums)	279

Total gains or losses (realized/unrealized) included in earnings	(7,779)

Purchases, sales, issuances and settlements (net)	—

Transfers in and/or out of Level 3	—

Ending balance	94,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 09/30/08	—

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – September 30, 2008 (unaudited)

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of September 30, 2008.

CDO	Collateralized Debt Obligation

FNMA	Federal National Mortgage Association

GS	Goldman Sachs

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

Issuer breakdown by country or territory of origin
Percentage of total investments (%)

United States	96.3

Panama	1.1

Bermuda	0.8

Switzerland	0.6

Canada	0.5

Cayman Islands	0.4

Liberia	0.3

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated June 30, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 1, 2008